UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity - Equity Funds 30.0%
DWS Blue Chip Fund "Institutional"	3,740	41,663
DWS Capital Growth Fund "Institutional"	31,489	1,194,057
DWS Commodity Securities Fund "Institutional"	111	966
DWS Communications Fund "Institutional"	18,881	182,581
DWS Disciplined Long/Short Value Fund "Institutional"	61,725	338,256
DWS Dreman Concentrated Value Fund "Institutional"	17,799	97,182
DWS Dreman High Return Equity Fund "Institutional"	9,654	230,732
DWS Dreman Mid Cap Value Fund "Institutional"	83,408	547,993
DWS Dreman Small Cap Value Fund "Institutional"	49,041	1,147,060
DWS Emerging Markets Equity Fund "Institutional"	21,548	209,659
DWS Equity 500 Index Portfolio "Institutional"	81,813	8,344,960
DWS Europe Equity Fund "Institutional"	74,966	1,362,889

DWS Global Opportunities Fund "Institutional"	1,150	24,371
DWS Global Thematic Fund "Institutional"	48,430	686,736
DWS Gold & Precious Metals Fund "Institutional"	27,089	317,481
DWS Growth & Income Fund "Institutional"	151,460	1,613,052
DWS Health Care Fund "Institutional"	25,885	488,958
DWS International Fund "Institutional"	35,730	1,224,466
DWS International Select Equity Fund "Institutional"	119,142	618,346
DWS International Value Opportunities Fund "Institutional"	68,439	485,234
DWS Japan Equity Fund "S"	38,222	261,060
DWS Large Cap Value Fund "Institutional"	283,211	3,715,724
DWS Large Company Growth Fund "Institutional"	64,120	1,322,156
DWS Micro Cap Fund "Institutional"	22,374	204,273
DWS RREEF Global Real Estate Securities Fund "Institutional"	73,855	369,274
DWS RREEF Real Estate Securities Fund "Institutional"	18,553	183,308
DWS Small Cap Core Fund "S"	60,805	633,584
DWS Small Cap Growth Fund "Institutional"	35,381	415,728
DWS Technology Fund "Institutional"	91,326	685,859

Total Equity Funds (Cost $41,994,402)		26,947,608
Equity - Exchange Traded Funds 4.1%
Consumer Discretionary Select Sector SPDR Fund	12,620	260,351
Consumer Staples Select Sector SPDR Fund	20,003	480,272
Energy Select Sector SPDR Fund	9,393	470,401
Financial Select Sector SPDR Fund	31,095	392,108
Industrial Select Sector SPDR Fund	19,045	442,225
iShares MSCI Australia Index Fund	26,464	363,351
iShares MSCI Canada Index Fund	27,605	472,322
iShares MSCI EAFE Small Cap Index Fund	6,628	158,078
iShares MSCI France Index Fund	2,195	42,473
iShares MSCI Germany Index Fund	5,144	85,288
iShares MSCI Switzerland Index Fund	2,684	44,715
iShares MSCI United Kingdom Index Fund	32,660	407,923
Utilities Select Sector SPDR Fund	3,286	99,007

Total Exchange Traded Funds (Cost $4,845,155)		3,718,514
Fixed Income - Bond Funds 65.6%
DWS Core Fixed Income Fund "Institutional"	3,607,092	31,020,988
DWS Core Plus Income Fund "Institutional"	162	1,579
DWS Emerging Markets Fixed Income Fund "Institutional"	1,698	13,717
DWS Floating Rate Plus Fund "Institutional"	1,467,939	9,923,269
DWS Global Bond Fund "S"	278,520	2,776,849
DWS GNMA Fund "S"	157,585	2,318,075
DWS High Income Fund "Institutional"	1,039,662	3,545,247
DWS High Income Plus Fund "Institutional"	11,749	57,101
DWS Inflation Protected Plus Fund "Institutional"	423,509	3,921,691
DWS Short Duration Fund "Institutional"	720	6,218
DWS Short Duration Plus Fund "Institutional"	618,090	5,389,744

Total Fixed Income - Bond Funds (Cost $72,614,016)		58,974,478
Fixed Income - Money Market Funds 0.6%
Cash Management QP Trust	506,279	506,279
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,025	8,025
DWS Money Market Series "Institutional"	19,777	19,777

Total Fixed Income - Money Market Funds (Cost $534,081)		534,081

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $119,987,654) †	100.3	90,174,681
Other Assets and Liabilities, Net	(0.3)	(264,533)

Net Assets	100.0	89,910,148

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $120,878,123. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $30,703,442. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,703,442.

MSCI EAFE: Morgan Stanley Capital International Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 90,174,681
Level 2	-
Level 3	-
Total	$ 90,174,681

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009